Loans and Related Allowance for Credit Losses, Credit Quality Indicators for Credit Card Loans (Details) - Total Consumer [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Total loans	$ 378,586	$ 389,255
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Loan charge-offs, loans	4,118	3,462
Credit card [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	55,903	51,805
Revolving loans converted to term loans, finance receivable	639	425
Total loans	56,542	52,230
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss, Writeoff, by Origination Year [Abstract]
Revolving loans, charge-offs	2,669	1,909
Revolving loans converted to term loans, charge-offs	173	100
Loan charge-offs, loans	2,842	2,009
Credit card [Member] | FICO 740 or more [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	21,784	19,153
Revolving loans converted to term loans, finance receivable	28	21
Total loans	21,812	19,174
Credit card [Member] | FICO 700 to 739 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	12,359	11,727
Revolving loans converted to term loans, finance receivable	74	51
Total loans	12,433	11,778
Credit card [Member] | FICO 660 to 699 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	11,093	10,592
Revolving loans converted to term loans, finance receivable	132	84
Total loans	11,225	10,676
Credit card [Member] | FICO 620 to 659 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	5,356	5,273
Revolving loans converted to term loans, finance receivable	117	76
Total loans	5,473	5,349
Credit card [Member] | FICO less than 620 [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	5,161	4,861
Revolving loans converted to term loans, finance receivable	286	192
Total loans	5,447	5,053
Credit card [Member] | No FICO available [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	150	199
Revolving loans converted to term loans, finance receivable	2	1
Total loans	152	200
Credit card [Member] | Current-29 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	54,389	50,428
Revolving loans converted to term loans, finance receivable	535	350
Total loans	54,924	50,778
Credit card [Member] | 30 to 89 days past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	699	660
Revolving loans converted to term loans, finance receivable	67	49
Total loans	766	709
Credit card [Member] | 90 days or more past due [Member]
Financing Receivable, Excluding Accrued Interest, before Allowance for Credit Loss, by Origination Year [Abstract]
Revolving loans, finance receivable	815	717
Revolving loans converted to term loans, finance receivable	37	26
Total loans	$ 852	$ 743